HSBC FUNDS

HSBC ESG Prime Money Market Fund

(the “Fund”)

Supplement dated February 28, 2022
to the Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2022

The above-listed Fund is not yet in operation and thus is not currently offered by HSBC Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SAI FOR FUTURE REFERENCE.

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